Condensed Consolidating Financial Information	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Consolidating Financial Information
Condensed Consolidating Financial Information
The Partnership has filed a registration statement on Form S-3 to register, among other securities, debt securities. Each of the subsidiaries of the Partnership as of March 31, 2014 (other than Hi-Crush Finance Corp., whose sole purpose is to act as a co-issuer of any debt securities) was a 100% directly or indirectly owned subsidiary of the Partnership (the “guarantors”), will issue guarantees of the debt securities, if any of them issue guarantees, and such guarantees will be full and unconditional and will constitute the joint and several obligations of such guarantors. As of March 31, 2016, the guarantors were our sole subsidiaries, other than Hi-Crush Finance Corp., Hi-Crush Augusta Acquisition Co. LLC, Hi-Crush Blair LLC, Hi-Crush Canada Inc and Hi-Crush Canada Distribution Corp., which are our 100% owned subsidiaries, and Augusta, of which we own 98.0% of the common equity interests.
As of March 31, 2016, the Partnership had no assets or operations independent of its subsidiaries, and there were no significant restrictions upon the ability of the Partnership or any of its subsidiaries to obtain funds from its respective subsidiaries by dividend or loan. As of March 31, 2016, none of the assets of our subsidiaries represented restricted net assets pursuant to Rule 4-08(e)(3) of Regulation S-X under the Securities Act.
For the purpose of the following financial information, the Partnership's investments in its subsidiaries are presented in accordance with the equity method of accounting. The operations, cash flows and financial position of the co-issuer are not material and therefore have been included with the parent's financial information.
Condensed consolidating financial information for the Partnership and its combined guarantor and combined non-guarantor subsidiaries is as follows for the dates and periods indicated.
Condensed Consolidating Balance Sheet
As of March 31, 2016

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets
Current assets:
Cash	$3,348	$1,946	$466	$—	$5,760
Accounts receivable, net	—	33,471	—	—	33,471
Intercompany receivables	43,455	164,474	—	(207,929)	—
Inventories	—	12,852	9,814	(664)	22,002
Prepaid expenses and other current assets	497	4,846	449	—	5,792
Total current assets	47,300	217,589	10,729	(208,593)	67,025
Property, plant and equipment, net	13	170,117	236,173	—	406,303
Goodwill and intangible assets, net	—	11,359	—	—	11,359
Investment in consolidated affiliates	278,626	—	224,250	(502,876)	—
Other assets	1,436	6,770	825	—	9,031
Total assets	$327,375	$405,835	$471,977	$(711,469)	$493,718
Liabilities, Equity and Partners' Capital
Current liabilities:
Accounts payable	$354	$11,996	$8,175	$—	$20,525
Intercompany payables	—	—	207,929	(207,929)	—
Accrued and other current liabilities	1,102	3,394	2,879	—	7,375
Due to sponsor	—	3,021	116,835	—	119,856
Current portion of long-term debt	2,000	816	—	—	2,816
Total current liabilities	3,456	19,227	335,818	(207,929)	150,572
Long-term debt	240,891	4,851	—	—	245,742
Asset retirement obligations	—	1,972	5,182	—	7,154
Total liabilities	244,347	26,050	341,000	(207,929)	403,468
Equity and partners' capital:
Partners' capital	83,028	379,785	123,755	(503,540)	83,028
Non-controlling interest	—	—	7,222	—	7,222
Total equity and partners' capital	83,028	379,785	130,977	(503,540)	90,250
Total liabilities, equity and partners' capital	$327,375	$405,835	$471,977	$(711,469)	$493,718

Condensed Consolidating Balance Sheet
As of December 31, 2015

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets
Current assets:
Cash	$4,136	$5,077	$1,841	$—	$11,054
Accounts receivable, net	—	39,292	2,185	—	41,477
Intercompany receivables	47,951	160,108	—	(208,059)	—
Inventories	—	19,180	9,159	(368)	27,971
Prepaid expenses and other current assets	57	4,282	501	—	4,840
Total current assets	52,144	227,939	13,686	(208,427)	85,342
Property, plant and equipment, net	14	164,500	228,998	—	393,512
Goodwill and intangible assets, net	—	45,524	—	—	45,524
Investment in consolidated affiliates	325,161	—	224,250	(549,411)	—
Other assets	1,553	7,377	900	—	9,830
Total assets	$378,872	$445,340	$467,834	$(757,838)	$534,208
Liabilities, Equity and Partners' Capital
Current liabilities:
Accounts payable	$56	$9,941	$14,240	$—	$24,237
Intercompany payables	—	—	208,059	(208,059)	—
Accrued and other current liabilities	1,284	1,910	3,235	—	6,429
Due to sponsor	319	575	105,852	—	106,746
Current portion of long-term debt	2,000	1,258	—	—	3,258
Total current liabilities	3,659	13,684	331,386	(208,059)	140,670
Long-term debt	241,117	5,666	—	—	246,783
Asset retirement obligations	—	1,935	5,131	—	7,066
Total liabilities	244,776	21,285	336,517	(208,059)	394,519
Equity and partners' capital:
Partners' capital	134,096	424,055	125,724	(549,779)	134,096
Non-controlling interest	—	—	5,593	—	5,593
Total equity and partners' capital	134,096	424,055	131,317	(549,779)	139,689
Total liabilities, equity and partners' capital	$378,872	$445,340	$467,834	$(757,838)	$534,208

Condensed Consolidating Statements of Operations
For the Three Months Ended March 31, 2016

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues	$—	$56,685	$1,378	$(5,915)	$52,148
Cost of goods sold (including depreciation, depletion and amortization)	—	56,324	2,021	(5,621)	52,724
Gross profit (loss)	—	361	(643)	(294)	(576)
Operating costs and expenses:
General and administrative expenses	2,340	10,811	1,210	—	14,361
Impairments and other expenses	—	33,747	—	—	33,747
Accretion of asset retirement obligations	—	36	52	—	88
Loss from operations	(2,340)	(44,233)	(1,905)	(294)	(48,772)
Other income (expense):
Loss from consolidated affiliates	(46,533)	—	—	46,533	—
Interest expense	(3,457)	(37)	(87)	—	(3,581)
Net loss	(52,330)	(44,270)	(1,992)	46,239	(52,353)
Loss attributable to non-controlling interest	—	—	23	—	23
Net loss attributable to Hi-Crush Partners LP	$(52,330)	$(44,270)	$(1,969)	$46,239	$(52,330)

Condensed Consolidating Statements of Operations
For the Three Months Ended March 31, 2015

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues	$—	$94,167	$19,525	$(11,581)	$102,111
Cost of goods sold (including depreciation, depletion and amortization)	—	69,290	10,380	(11,031)	68,639
Gross profit	—	24,877	9,145	(550)	33,472
Operating costs and expenses:
General and administrative expenses	2,637	2,963	996	—	6,596
Accretion of asset retirement obligations	—	34	49	—	83
Income (loss) from operations	(2,637)	21,880	8,100	(550)	26,793
Other income (expense):
Earnings from consolidated affiliates	29,202	—	—	(29,202)	—
Interest expense	(3,258)	(26)	(33)	—	(3,317)
Net income	23,307	21,854	8,067	(29,752)	23,476
Income attributable to non-controlling interest	—	—	(169)	—	(169)
Net income attributable to Hi-Crush Partners LP	$23,307	$21,854	$7,898	$(29,752)	$23,307

Condensed Consolidating Statements of Cash Flows
For the Three Months Ended March 31, 2016

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by (used in) operating activities	$(285)	$4,946	$(2,275)	$(4,496)	$(2,110)
Investing activities:
Capital expenditures for property, plant and equipment	—	(1,819)	(11,305)	—	(13,124)
Net cash used in investing activities	—	(1,819)	(11,305)	—	(13,124)
Financing activities:
Repayment of long-term debt	(500)	(1,258)	—	—	(1,758)
Advances to parent, net	—	(5,000)	504	4,496	—
Affiliate financing, net	—	—	11,701	—	11,701
Loan origination costs	(3)	—	—	—	(3)
Net cash provided by (used in) financing activities	(503)	(6,258)	12,205	4,496	9,940
Net decrease in cash	(788)	(3,131)	(1,375)	—	(5,294)
Cash:
Beginning of period	4,136	5,077	1,841	—	11,054
End of period	$3,348	$1,946	$466	$—	$5,760

Condensed Consolidating Statements of Cash Flows
For the Three Months Ended March 31, 2015

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by operating activities	$14,582	$26,383	$17,025	$(19,493)	$38,497
Investing activities:
Capital expenditures for property, plant and equipment	—	(15,977)	(21,414)	—	(37,391)
Net cash used in investing activities	—	(15,977)	(21,414)	—	(37,391)
Financing activities:
Proceeds from issuance of long-term debt	25,000	—	—	—	25,000
Repayment of long-term debt	(13,000)	—	—	—	(13,000)
Advances to parent, net	—	(11,050)	(8,443)	19,493	—
Affiliate financing, net	—	—	13,364	—	13,364
Loan origination costs	(13)	—	—	—	(13)
Distributions paid	(26,255)	—	—	—	(26,255)
Net cash used in financing activities	(14,268)	(11,050)	4,921	19,493	(904)
Net increase (decrease) in cash	314	(644)	532	—	202
Cash:
Beginning of period	308	3,490	1,011	—	4,809
End of period	$622	$2,846	$1,543	$—	$5,011

Condensed Consolidating Financial Information
The Partnership has filed a registration statement on Form S-3 to register, among other securities, debt securities. Each of the subsidiaries of the Partnership as of March 31, 2014 (other than Hi-Crush Finance Corp., whose sole purpose is to act as a co-issuer of any debt securities) was a 100% directly or indirectly owned subsidiary of the Partnership (the “guarantors”), will issue guarantees of the debt securities, if any of them issue guarantees, and such guarantees will be full and unconditional and will constitute the joint and several obligations of such guarantors. As of June 30, 2016, the guarantors were our sole subsidiaries, other than Hi-Crush Finance Corp., Hi-Crush Augusta Acquisition Co. LLC, Hi-Crush Blair LLC, Hi-Crush Canada Inc and Hi-Crush Canada Distribution Corp., which are our 100% owned subsidiaries, and Augusta, of which we own 98.0% of the common equity interests.
As of June 30, 2016, the Partnership had no assets or operations independent of its subsidiaries, and there were no significant restrictions upon the ability of the Partnership or any of its subsidiaries to obtain funds from its respective subsidiaries by dividend or loan. As of June 30, 2016, none of the assets of our subsidiaries represented restricted net assets pursuant to Rule 4-08(e)(3) of Regulation S-X under the Securities Act.
For the purpose of the following financial information, the Partnership's investments in its subsidiaries are presented in accordance with the equity method of accounting. The operations, cash flows and financial position of the co-issuer are not material and therefore have been included with the parent's financial information.
Condensed consolidating financial information for the Partnership and its combined guarantor and combined non-guarantor subsidiaries is as follows for the dates and periods indicated.
Condensed Consolidating Balance Sheet
As of June 30, 2016

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets
Current assets:
Cash	$37,011	$2,477	$174	$—	$39,662
Accounts receivable, net	—	23,775	—	—	23,775
Intercompany receivables	53,558	155,962	—	(209,520)	—
Inventories	—	15,969	12,859	(817)	28,011
Prepaid expenses and other current assets	422	6,270	421	—	7,113
Total current assets	90,991	204,453	13,454	(210,337)	98,561
Property, plant and equipment, net	11	170,950	237,258	—	408,219
Goodwill and intangible assets, net	—	10,938	—	—	10,938
Investment in consolidated affiliates	273,774	—	224,250	(498,024)	—
Other assets	1,109	6,264	750	—	8,123
Total assets	$365,885	$392,605	$475,712	$(708,361)	$525,841
Liabilities, Equity and Partners' Capital
Current liabilities:
Accounts payable	$428	$6,964	$8,085	$—	$15,477
Intercompany payables	—	—	209,520	(209,520)	—
Accrued and other current liabilities	1,006	1,900	1,942	—	4,848
Due to sponsor	(4)	1,101	120,152	—	121,249
Current portion of long-term debt	2,000	917	—	—	2,917
Total current liabilities	3,430	10,882	339,699	(209,520)	144,491
Long-term debt	188,166	4,074	—	—	192,240
Asset retirement obligations	—	2,008	5,611	—	7,619
Total liabilities	191,596	16,964	345,310	(209,520)	344,350
Equity and partners' capital:
Partners' capital	174,289	375,641	123,200	(498,841)	174,289
Non-controlling interest	—	—	7,202	—	7,202
Total equity and partners' capital	174,289	375,641	130,402	(498,841)	181,491
Total liabilities, equity and partners' capital	$365,885	$392,605	$475,712	$(708,361)	$525,841

Condensed Consolidating Balance Sheet
As of December 31, 2015

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets
Current assets:
Cash	$4,136	$5,077	$1,841	$—	$11,054
Accounts receivable, net	—	39,292	2,185	—	41,477
Intercompany receivables	47,951	160,108	—	(208,059)	—
Inventories	—	19,180	9,159	(368)	27,971
Prepaid expenses and other current assets	57	4,282	501	—	4,840
Total current assets	52,144	227,939	13,686	(208,427)	85,342
Property, plant and equipment, net	14	164,500	228,998	—	393,512
Goodwill and intangible assets, net	—	45,524	—	—	45,524
Investment in consolidated affiliates	325,161	—	224,250	(549,411)	—
Other assets	1,553	7,377	900	—	9,830
Total assets	$378,872	$445,340	$467,834	$(757,838)	$534,208
Liabilities, Equity and Partners' Capital
Current liabilities:
Accounts payable	$56	$9,941	$14,240	$—	$24,237
Intercompany payables	—	—	208,059	(208,059)	—
Accrued and other current liabilities	1,284	1,910	3,235	—	6,429
Due to sponsor	319	575	105,852	—	106,746
Current portion of long-term debt	2,000	1,258	—	—	3,258
Total current liabilities	3,659	13,684	331,386	(208,059)	140,670
Long-term debt	241,117	5,666	—	—	246,783
Asset retirement obligations	—	1,935	5,131	—	7,066
Total liabilities	244,776	21,285	336,517	(208,059)	394,519
Equity and partners' capital:
Partners' capital	134,096	424,055	125,724	(549,779)	134,096
Non-controlling interest	—	—	5,593	—	5,593
Total equity and partners' capital	134,096	424,055	131,317	(549,779)	139,689
Total liabilities, equity and partners' capital	$378,872	$445,340	$467,834	$(757,838)	$534,208

Condensed Consolidating Statements of Operations
For the Three Months Ended June 30, 2016

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues	$—	$42,444	$7,310	$(11,325)	$38,429
Cost of goods sold (including depreciation, depletion and amortization)	—	43,716	6,423	(11,171)	38,968
Gross profit (loss)	—	(1,272)	887	(154)	(539)
Operating costs and expenses:
General and administrative expenses	2,188	2,669	1,196	—	6,053
Impairments and other expenses	—	95	7	—	102
Accretion of asset retirement obligations	—	37	55	—	92
Loss from operations	(2,188)	(4,073)	(371)	(154)	(6,786)
Other income (expense):
Loss from consolidated affiliates	(4,853)	—	—	4,853	—
Interest expense	(3,697)	(71)	(204)	—	(3,972)
Net loss	(10,738)	(4,144)	(575)	4,699	(10,758)
Loss attributable to non-controlling interest	—	—	20	—	20
Net loss attributable to Hi-Crush Partners LP	$(10,738)	$(4,144)	$(555)	$4,699	$(10,738)

For the Six Months Ended June 30, 2016

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues	$—	$99,129	$8,688	$(17,240)	$90,577
Cost of goods sold (including depreciation, depletion and amortization)	—	100,040	8,444	(16,792)	91,692
Gross profit (loss)	—	(911)	244	(448)	(1,115)
Operating costs and expenses:
General and administrative expenses	4,528	13,480	2,406	—	20,414
Impairments and other expenses	—	33,842	7	—	33,849
Accretion of asset retirement obligations	—	73	107	—	180
Loss from operations	(4,528)	(48,306)	(2,276)	(448)	(55,558)
Other income (expense):
Loss from consolidated affiliates	(51,386)	—	—	51,386	—
Interest expense	(7,154)	(108)	(291)	—	(7,553)
Net loss	(63,068)	(48,414)	(2,567)	50,938	(63,111)
Loss attributable to non-controlling interest	—	—	43	—	43
Net loss attributable to Hi-Crush Partners LP	$(63,068)	$(48,414)	$(2,524)	$50,938	$(63,068)

Condensed Consolidating Statements of Operations
For the Three Months Ended June 30, 2015

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues	$—	$82,260	$8,346	$(6,648)	$83,958
Cost of goods sold (including depreciation, depletion and amortization)	—	64,681	7,695	(8,678)	63,698
Gross profit	—	17,579	651	2,030	20,260
Operating costs and expenses:
General and administrative expenses	2,218	2,841	1,776	—	6,835
Accretion of asset retirement obligations	—	34	50	—	84
Income (loss) from operations	(2,218)	14,704	(1,175)	2,030	13,341
Other income (expense):
Earnings from consolidated affiliates	15,552	—	—	(15,552)	—
Interest expense	(2,975)	(3)	(6)	—	(2,984)
Net income (loss)	10,359	14,701	(1,181)	(13,522)	10,357
Loss attributable to non-controlling interest	—	—	2	—	2
Net income (loss) attributable to Hi-Crush Partners LP	$10,359	$14,701	$(1,179)	$(13,522)	$10,359

For the Six Months Ended June 30, 2015

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues	$—	$176,427	$27,871	$(18,229)	$186,069
Cost of goods sold (including depreciation, depletion and amortization)	—	133,971	18,075	(19,709)	132,337
Gross profit	—	42,456	9,796	1,480	53,732
Operating costs and expenses:
General and administrative expenses	4,855	5,804	2,772	—	13,431
Accretion of asset retirement obligations	—	68	99	—	167
Income (loss) from operations	(4,855)	36,584	6,925	1,480	40,134
Other income (expense):
Earnings from consolidated affiliates	44,754	—	—	(44,754)	—
Interest expense	(6,233)	(29)	(39)	—	(6,301)
Net income	33,666	36,555	6,886	(43,274)	33,833
Income attributable to non-controlling interest	—	—	(167)	—	(167)
Net income attributable to Hi-Crush Partners LP	$33,666	$36,555	$6,719	$(43,274)	$33,666

Condensed Consolidating Statements of Cash Flows
For the Six Months Ended June 30, 2016

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by (used in) operating activities	$(14,683)	$6,874	$(2,373)	$5,607	$(4,575)
Investing activities:
Capital expenditures for property, plant and equipment	—	(11,342)	(18,445)	—	(29,787)
Net cash used in investing activities	—	(11,342)	(18,445)	—	(29,787)
Financing activities:
Proceeds from equity issuance	101,186	—	—	—	101,186
Repayment of long-term debt	(53,500)	(1,934)	—	—	(55,434)
Advances from (to) parent, net	—	3,802	1,805	(5,607)	—
Loan origination costs	(128)	—	—	—	(128)
Affiliate financing, net	—	—	17,346	—	17,346
Net cash provided by (used in) financing activities	47,558	1,868	19,151	(5,607)	62,970
Net increase (decrease) in cash	32,875	(2,600)	(1,667)	—	28,608
Cash:
Beginning of period	4,136	5,077	1,841	—	11,054
End of period	$37,011	$2,477	$174	$—	$39,662

For the Six Months Ended June 30, 2015

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by operating activities	$16,860	$47,556	$19,278	$(25,992)	$57,702
Investing activities:
Capital expenditures for property, plant and equipment	—	(28,758)	(37,471)	—	(66,229)
Net cash used in investing activities	—	(28,758)	(37,471)	—	(66,229)
Financing activities:
Proceeds from issuance of long-term debt	50,000	—	—	—	50,000
Repayment of long-term debt	(13,500)	—	—	—	(13,500)
Advances to parent, net	—	(17,300)	(8,692)	25,992	—
Loan origination costs	(101)	—	—	—	(101)
Affiliate financing, net	—	—	26,855	—	26,855
Distributions paid	(52,516)	—	—	—	(52,516)
Net cash used in financing activities	(16,117)	(17,300)	18,163	25,992	10,738
Net increase in cash	743	1,498	(30)	—	2,211
Cash:
Beginning of period	308	3,490	1,011	—	4,809
End of period	$1,051	$4,988	$981	$—	$7,020

Condensed Consolidating Financial Information
The Partnership has filed a registration statement on Form S-3 to register, among other securities, debt securities. Each of the subsidiaries of the Partnership as of March 31, 2014 (other than Hi-Crush Finance Corp., whose sole purpose is to act as a co-issuer of any debt securities) was a 100% directly or indirectly owned subsidiary of the Partnership (the “guarantors”), will issue guarantees of the debt securities, if any of them issue guarantees, and such guarantees will be full and unconditional and will constitute the joint and several obligations of such guarantors. As of December 31, 2015, the guarantors were our sole subsidiaries, other than: Hi-Crush Finance Corp., Hi-Crush Augusta Acquisition Co. LLC, Hi-Crush Blair LLC, Hi-Crush Canada Inc. and Hi-Crush Canada Distribution Corp., which are our 100% owned subsidiaries, and Augusta, of which we own 98.0% of the common equity interests.
As of December 31, 2015, the Partnership had no assets or operations independent of its subsidiaries, and there were no significant restrictions upon the ability of the Partnership or any of its subsidiaries to obtain funds from its respective subsidiaries by dividend or loan. As of December 31, 2015, none of the assets of our subsidiaries represented restricted net assets pursuant to Rule 4-08(e)(3) of Regulation S-X under the Securities Act.
For the purpose of the following financial information, the Partnership's investments in its subsidiaries are presented in accordance with the equity method of accounting. The operations, cash flows and financial position of the co-issuer are not material and therefore have been included with the parent's financial information.
Condensed consolidating financial information for the Partnership and its combined guarantor and combined non-guarantor subsidiaries is as follows for the dates and periods indicated.
Condensed Consolidating Balance Sheet
As of December 31, 2015

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets
Current assets:
Cash	$4,136	$5,077	$1,841	$—	$11,054
Accounts receivable, net	—	39,292	2,185	—	41,477
Intercompany receivables	47,951	160,108	—	(208,059)	—
Inventories	—	19,180	9,159	(368)	27,971
Prepaid expenses and other current assets	57	4,282	501	—	4,840
Total current assets	52,144	227,939	13,686	(208,427)	85,342
Property, plant and equipment, net	14	164,500	228,998	—	393,512
Goodwill and intangible assets, net	—	45,524	—	—	45,524
Investment in consolidated affiliates	325,161	—	224,250	(549,411)	—
Other assets	5,907	7,377	900	—	14,184
Total assets	$383,226	$445,340	$467,834	$(757,838)	$538,562
Liabilities, Equity and Partners' Capital
Current liabilities:
Accounts payable	$56	$9,941	$14,240	$—	$24,237
Intercompany payables	—	—	208,059	(208,059)	—
Accrued and other current liabilities	1,284	1,910	3,235	—	6,429
Due to sponsor	319	575	105,852	—	106,746
Current portion of long-term debt	2,000	1,258	—	—	3,258
Total current liabilities	3,659	13,684	331,386	(208,059)	140,670
Long-term debt	245,471	5,666	—	—	251,137
Asset retirement obligations	—	1,935	5,131	—	7,066
Total liabilities	249,130	21,285	336,517	(208,059)	398,873
Equity and partners' capital:
Partners' capital	134,096	424,055	125,724	(549,779)	134,096
Non-controlling interest	—	—	5,593	—	5,593
Total equity and partners' capital	134,096	424,055	131,317	(549,779)	139,689
Total liabilities, equity and partners' capital	$383,226	$445,340	$467,834	$(757,838)	$538,562

Condensed Consolidating Balance Sheet
As of December 31, 2014

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets
Current assets:
Cash	$308	$3,490	$1,011	$—	$4,809
Restricted cash	—	691	—	—	691
Accounts receivable, net	—	71,504	10,613	—	82,117
Intercompany receivables	88,621	120,401	—	(209,022)	—
Inventories	—	18,828	6,521	(1,665)	23,684
Prepaid expenses and other current assets	277	3,802	2,479	—	6,558
Total current assets	89,206	218,716	20,624	(210,687)	117,859
Property, plant and equipment, net	23	136,240	148,131	—	284,394
Goodwill and intangible assets, net	—	66,750	—	—	66,750
Investment in consolidated affiliates	277,238	—	224,250	(501,488)	—
Other assets	7,511	5,315	—	—	12,826
Total assets	$373,978	$427,021	$393,005	$(712,175)	$481,829
Liabilities, Equity and Partners' Capital
Current liabilities:
Accounts payable	$151	$21,401	$4,496	$—	$26,048
Intercompany payables	—	—	209,021	(209,021)	—
Accrued and other current liabilities	513	6,236	5,500	—	12,249
Due to sponsor	769	11,978	45,173	—	57,920
Current portion of long-term debt	2,000	—	—	—	2,000
Total current liabilities	3,433	39,615	264,190	(209,021)	98,217
Long-term debt	194,688	3,676	—	—	198,364
Asset retirement obligations	—	1,799	4,931	—	6,730
Total liabilities	198,121	45,090	269,121	(209,021)	303,311
Equity and partners' capital:
Partners' capital	175,857	381,931	121,223	(503,154)	175,857
Non-controlling interest	—	—	2,661	—	2,661
Total equity and partners' capital	175,857	381,931	123,884	(503,154)	178,518
Total liabilities, equity and partners' capital	$373,978	$427,021	$393,005	$(712,175)	$481,829

Condensed Consolidating Statements of Operations
For the Year Ended December 31, 2015

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues	$—	$324,703	$44,085	$(29,148)	$339,640
Cost of goods sold (including depreciation, depletion and amortization)	—	257,970	33,846	(30,445)	261,371
Gross profit	—	66,733	10,239	1,297	78,269
Operating costs and expenses:
General and administrative expenses	8,717	11,201	4,972	—	24,890
Impairments and other expenses	—	25,489	170	—	25,659
Accretion of asset retirement obligations	—	136	200	—	336
Other operating income	—	(12,310)	—	—	(12,310)
Income (loss) from operations	(8,717)	42,217	4,897	1,297	39,694
Other income (expense):
Earnings (loss) from consolidated affiliates	47,922	—	—	(47,922)	—
Interest expense	(13,559)	(93)	(251)	—	(13,903)
Net income (loss)	25,646	42,124	4,646	(46,625)	25,791
Income attributable to non-controlling interest	—	—	(145)	—	(145)
Net income (loss) attributable to Hi-Crush Partners LP	$25,646	$42,124	$4,501	$(46,625)	$25,646

Condensed Consolidating Statements of Operations
For the Year Ended December 31, 2014

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues	$—	$336,463	$89,208	$(39,124)	$386,547
Cost of goods sold (including depreciation, depletion and amortization)	—	225,728	39,523	(39,267)	225,984
Gross profit	—	110,735	49,685	143	160,563
Operating costs and expenses:
General and administrative expenses	13,624	10,883	1,944	—	26,451
Accretion of asset retirement obligations	—	126	120	—	246
Income (loss) from operations	(13,624)	99,726	47,621	143	133,866
Other income (expense):
Earnings (loss) from consolidated affiliates	146,339	—	—	(146,339)	—
Interest expense	(9,750)	(62)	(134)	—	(9,946)
Net income (loss)	122,965	99,664	47,487	(146,196)	123,920
Income attributable to non-controlling interest	—	—	(955)	—	(955)
Net income (loss) attributable to Hi-Crush Partners LP	$122,965	$99,664	$46,532	$(146,196)	$122,965

Condensed Consolidating Statements of Operations
For the Year Ended December 31, 2013

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues	$—	$141,742	$41,630	$(4,402)	$178,970
Cost of goods sold (including depreciation, depletion and amortization)	—	74,539	24,798	(3,453)	95,884
Gross profit	—	67,203	16,832	(949)	83,086
Operating costs and expenses:
General and administrative expenses	9,729	6,476	2,891	—	19,096
Impairments and other expenses	—	47	—	—	47
Accretion of asset retirement obligations	—	117	111	—	228
Income (loss) from operations	(9,729)	60,563	13,830	(949)	63,715
Other income (expense):
Earnings (loss) from consolidated affiliates	72,984	—	—	(72,984)	—
Interest expense	(3,485)	(37)	(149)	—	(3,671)
Net income (loss)	59,770	60,526	13,681	(73,933)	60,044
Income attributable to non-controlling interest	—	—	(274)	—	(274)
Net income (loss) attributable to Hi-Crush Partners LP	$59,770	$60,526	$13,407	$(73,933)	$59,770

Condensed Consolidating Statements of Cash Flows
For the Year Ended December 31, 2015

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by operating activities	$23,403	$85,781	$15,134	$(40,669)	$83,649
Investing activities:
Capital expenditures for property, plant and equipment	—	(48,158)	(73,200)	—	(121,358)
Restricted cash, net	—	691	—	—	691
Net cash used in investing activities	—	(47,467)	(73,200)	—	(120,667)
Financing activities:
Proceeds from issuance of long-term debt	65,000	—	—	—	65,000
Repayment of long-term debt	(14,500)	(428)	—	—	(14,928)
Proceeds from unit purchase program participants	403	—	—	—	403
Affiliate financing, net	—	—	63,266	—	63,266
Advances to parent, net	—	(36,299)	(4,370)	40,669	—
Loan origination costs	(406)	—	—	—	(406)
Distributions paid	(70,072)	—	—	—	(70,072)
Net cash provided by (used in) financing activities	(19,575)	(36,727)	58,896	40,669	43,263
Net increase in cash	3,828	1,587	830	—	6,245
Cash:
Beginning of period	308	3,490	1,011	—	4,809
End of period	$4,136	$5,077	$1,841	$—	$11,054
Condensed Consolidating Statements of Cash Flows
For the Year Ended December 31, 2014

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by operating activities	$68,139	$82,840	$41,790	$(88,504)	$104,265
Investing activities:
Capital expenditures for property, plant and equipment	(20)	(15,191)	(66,970)	—	(82,181)
Acquisition of Hi-Crush Augusta LLC	—	—	(224,250)	—	(224,250)
Net cash used in investing activities	(20)	(15,191)	(291,220)	—	(306,431)
Financing activities:
Proceeds from issuance of long-term debt	198,000	—	—	—	198,000
Repayment of long-term debt	(139,750)	—	—	—	(139,750)
Proceeds from equity issuance, net	170,693	—	—	—	170,693
Affiliate financing, net	—	—	41,984	—	41,984
Advances to parent, net	(224,250)	(68,150)	212,550	79,850	—
Loan origination costs	(7,120)	—	—	—	(7,120)
Redemption of common units	(19)	—	—	—	(19)
Distributions paid	(77,421)	—	(8,654)	8,654	(77,421)
Net cash provided by (used in) financing activities	(79,867)	(68,150)	245,880	88,504	186,367
Net decrease in cash	(11,748)	(501)	(3,550)	—	(15,799)
Cash:
Beginning of period	12,056	3,991	4,561	—	20,608
End of period	$308	$3,490	$1,011	$—	$4,809
Condensed Consolidating Statements of Cash Flows
For the Year Ended December 31, 2013

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by operating activities	$55,252	$44,503	$11,476	$(46,908)	$64,323
Investing activities:
Capital expenditures for property, plant and equipment	—	(6,260)	(4,370)	—	(10,630)
Investment in Hi-Crush Augusta LLC	(37,500)	—	—	37,500	—
Acquisition of D&I Silica LLC, net	(94,955)	—	—	—	(94,955)
Net cash used in investing activities	(132,455)	(6,260)	(4,370)	37,500	(105,585)
Financing activities:
Proceeds from issuance of long-term debt	138,250	—	—	—	138,250
Repayment of long-term debt	—	—	(33,250)	—	(33,250)
Affiliate financing, net	5,615	—	9,092	(9,092)	5,615
Advances to parent, net	—	(44,750)	—	44,750	—
Issuance of preferred units to parent	—	—	37,500	(37,500)	—
Loan origination costs	(829)	—	—	—	(829)
Distributions paid	(53,777)	—	(15,887)	11,250	(58,414)
Net cash provided by (used in) financing activities	89,259	(44,750)	(2,545)	9,408	51,372
Net increase (decrease) in cash	12,056	(6,507)	4,561	—	10,110
Cash:
Beginning of period	—	10,498	—	—	10,498
End of period	$12,056	$3,991	$4,561	$—	$20,608